Balance Sheet Components - Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 40,967		$ 49,042	$ 44,356
Less: accumulated depreciation and amortization	(21,776)		(22,764)	(15,430)
Property, plant and equipment, net	19,191		26,278	28,926
Capital lease equipment	888		888	580
Less: accumulated depreciation	(292)		(203)	(81)
Finance Lease, Right-of-Use Asset	596		685	499
Depreciation and amortization on property, plant and equipment	4,059	$ 3,695	7,805	6,791	$ 3,325
Depreciation on capital lease equipment	89	31	122	81
VELODYNE LIDAR, INC AND SUBSIDIARIES
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	19,191		26,278	28,926
Depreciation and amortization on property, plant and equipment	4,251	$ 3,695	7,993	6,791	$ 3,325
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			2,340	2,340
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			3,142	3,142
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	30,504		30,082	26,386
Building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			4,194	4,194
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,781		5,581	4,376
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,468		1,431	1,254
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	539		759	416
Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,357		1,343	1,155
Assets under construction
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,318		$ 170	$ 1,093